New York Life Insurance Company
51 Madison Avenue, 10SB
New York, NY 10010
Bus: (212) 576-8990
E-Mail: Jennifer_Covell@newyorklife.com

Jennifer A. Covell
Assistant General Counsel

VIA EDGAR

July 24, 2019

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE: New York Life Insurance and Annuity Corporation (“NYLIAC”)

Corporate Sponsored Variable Universal Life Separate Account – I (the “Registrant”)

Initial Registration Statement on Form N-6 for New York Life CorpExec VUL Plus (the “Policy”)

File No. 811-07697 Amendment No. 69 under the Investment Act of 1940, as amended (the “1940 Act”)

Commissioners:

Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is one electronically formatted copy of the above-referenced initial registration statement on Form N-6 (the “Registration Statement”) under the Securities Act of 1933, as amended, and Amendment No. 69 to the Registration Statement under the 1940 Act.

1.	Registration Statement

The Registration Statement relates to a new policy that NYLIAC plans to market under the name “CorpExec VUL Plus.” Interests in the Policy will be offered through the Registrant, which is a separate account of NYLIAC established on May 24, 1996, pursuant to resolutions of NYLIAC’s Board of Directors.

The Policy is identical in all material respects to the New York Life CorpExec VUL VI policy (the “Existing Policy”) described in the currently effective prospectus and statement of additional information included in the Registrant’s registration statement (File No. 333-48300), except as discussed below.

NYLIAC intends to phase out the offering of the Existing Policy and offer the Policy in its place, effective January 1, 2020. Although the Existing Policy will no longer be sold, premium payments will be accepted on a continuous basis.

As soon as practicable prior to the effective date of the Registration Statement, Registrant will amend the Registration Statement to include:

•	year-end audited financial statements of NYLIAC and the Registrant;

•	any exhibits required by Form N-6 that have not yet been filed;

•	any disclosure changes made in response to staff comments; and

•

any other updating changes to reflect updates/changes that will go into effect as of January 1, 2020 for all variable universal life products, such as updates/changes to the available Investment Divisions, Distribution and Compensation arrangements, and service procedures.

2.	Request for Selective Review

The Registrant respectfully requests selective review of the Registration Statement pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (the “Release”). The staff has encouraged registrants to request selective review of their filings pursuant to the Release. See, e.g., SEC Staff Letter to Registrants, dated November 7, 1996, at 6, par. D.1.

The Release states that the staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.” In view of Registrant’s timetable, discussed in 3 below, the Registrant would appreciate receiving a prompt communication from the staff regarding the review it will accord the filing.

(a) Similarities to the Existing Contract

In support of the request for selective review, the Registrant respectfully notes that the Policy is substantially similar to the Existing Policy, except as noted below. Accordingly, the Registrant respectfully submits that to the extent the staff has reviewed the Existing Policy, it is already familiar with the features of the Policy.

(b) Primary Differences with Existing Contract

Pursuant to the Release, the Registrant notes that the primary differences between the Policy and the Existing Policy include:

1.	Policy Charge Options (“PCO(s)”).

  Under the Policy, the policyowner selects a PCO when completing the application. Each PCO determines the amount, timing, and relative allocation between and among the Premium Expense Charges and Monthly Mortality and Expense Charges under the policy and the current interest rate that will be credited to the Fixed Account over the life of the Policy. For corporate-owned policies, there are five PCOs that may be selected. For individually-owned policies, only one PCO is available. Once a PCO is selected, it may not be changed.

2.	Monthly Per Thousand Face Amount Charge.

  In addition to the Monthly Deduction Charges applied under the Existing Policy, a Monthly Per Thousand Face Amount Charge will be deducted that is a percentage of the Policy’s Face Amount divided by 1,000. The charge is based on the Insured’s Issue Age, gender, and class of risk at the time of issue with the Policy. The Monthly Per Thousand Face Amount Charge for any Face Amount increases will be based on the Insured’s Issue Age, gender, and class of risk at the time the increase takes effect.

3.	New Calculation of Alternative Cash Surrender Value (“ACSV”) based on Cash Value Enhancement rather than a Deferred Premium Load Account.

  The Policy offers an ACSV that is equal to the Cash Surrender Value plus a Cash Value Enhancement (“CVE”). The CVE is, in turn, a percentage of the cumulative Premium Expense Charge paid under the Policy. The Registrant believes that this offers policyowners a simpler and more transparent method of calculating the ACSV than that offered with the Existing Policy.

4.	Elimination of the Supplementary Term Rider.

  The Registrant will not offer the Supplementary Term Rider with the Policy. As a consequence, no Riders are being offered with the Policy.

5.	Monthly Cost of Insurance Charges Based on the New 2017 Commissioner’s Standard Ordinary (“CSO”) Mortality Table.

  The guaranteed rates for Monthly Cost of Insurance Charges under the Policy are based on the 2017 CSO Mortality Table rather than the 2001 CSO Mortality Table for the Existing Policy. In addition, there are separate rates for Monthly Cost of Insurance Charges based on whether the Policy is individually- or corporate-owned.

For ease of review, the Registrant will provide, under separate cover, a courtesy blackline of the prospectus and statement of additional information (“SAI”) for the Policy, marked against the prospectus for the Existing Policy.

3.	Timetable for Effectiveness

NYLIAC desires to begin marketing the Policy on or about January 1, 2020 (“Launch Date”). Accordingly, the Registrant would appreciate the Commission staff’s efforts in processing the Registration Statement so that it may be declared effective on or before December 1, 2019, to provide enough time to print the prospectuses in advance of the Launch Date.

At the appropriate time, Registrant and its principal underwriter, NYLIFE Distributors LLC will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and NYLIFE Distributors LLC have authorized its counsel to state on their behalf that they are aware of their obligations under the Securities Act.

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I look forward to receiving your comments at your earliest convenience. If you have any questions concerning this filing, please contact the undersigned at (212) 576-8990 or e-Mail me at Jennifer_Covell@newyorklife.com with any questions or comments on the filing.

Very truly yours,

/s/ Jennifer A. Covell
Jennifer A. Covell
Assistant General Counsel